Significant Accounting Policies - Short-term investment and Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term investment and Cash and cash equivalents
Cash and cash equivalents	$ 60,089	¥ 413,143	¥ 320,039
Third party payment platforms
Short-term investment and Cash and cash equivalents
Cash and cash equivalents		¥ 35,375	¥ 25,234